STATEMENT OF OPERATIONS	8 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
STATEMENT OF OPERATIONS
Formation and operating costs	$ 2,976,423
Loss from operations	(2,976,423)
Other income:
Interest earned on marketable securities held in Trust Account	531,361
Unrealized gain on marketable securities held in Trust Account	4,645
Other income	536,006
Loss before provision for income taxes	(2,440,417)
Provision for income taxes	(81,422)
Net Loss	$ (2,521,839)
Basic and diluted weighted average shares outstanding, Class A Common stock subject to possible redemption | shares	199,798,408
Basic and diluted net income per share, Class A common stock subject to possible redemption | $ / shares	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	54,384,479
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (0.05)